Expense Example - FidelitySAIInternationalIndexFunds-ComboPRO - FidelitySAIInternationalIndexFunds-ComboPRO - Fidelity SAI International Momentum Index Fund - Fidelity SAI International Momentum Index Fund
Dec. 30, 2023 USD ($)
Expense Example:
1 year	$ 18
3 years	58
5 years	101
10 years	$ 230